Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 264,218	$ 4,133
Accumulated depreciation	(18,551)	(299)
Property, plant and equipment, net	245,667	3,834
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,911	1,526
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,447	2,607
Financing Lease Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	64,417	0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	41,656	0
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 149,787	$ 0